Unaudited Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Millions	Total	Previously reported	Revision of prior period, accounting standards update, adjustment	Common shares	Common shares Previously reported	Treasury shares	Treasury shares Previously reported	Additional paid in capital	Additional paid in capital Previously reported	Accumulated Deficit	Accumulated Deficit Previously reported	Accumulated Deficit Revision of prior period, accounting standards update, adjustment	Non-controlling interest	Non-controlling interest Previously reported
Beginning balance (in shares) at Dec. 31, 2019				110,818,351	110,818,351
Beginning balance at Dec. 31, 2019	$ 1,291.2	$ 1,294.1	$ (2.9)	$ 5.6	$ 5.6	$ (26.2)	$ (26.2)	$ 1,891.2	$ 1,891.2	$ (579.6)	$ (576.7)	$ (2.9)	$ 0.2	$ 0.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	0.6							0.6
Total comprehensive loss	(87.0)									(87.0)
Other, net	1.5									1.5
Ending balance (in shares) at Mar. 31, 2020				110,818,351
Ending balance at Mar. 31, 2020	1,206.3			$ 5.6		(26.2)		1,891.8		(665.1)			0.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)				46,153,846
Issue of common shares	30.0			$ 2.3				27.7
Equity issuance costs	(1.2)							(1.2)
Share-based compensation	0.2							0.2
Total comprehensive loss	(109.6)									(109.6)
Other, net	(1.1)									(1.1)
Ending balance (in shares) at Jun. 30, 2020				156,972,197
Ending balance at Jun. 30, 2020	1,124.6			$ 7.9		(26.2)		1,918.5		(775.8)			0.2
Beginning balance (in shares) at Dec. 31, 2020				218,858,990
Beginning balance at Dec. 31, 2020	1,036.8			$ 11.0		(26.2)		1,947.2		(895.2)			0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)				54,117,647
Issue of common shares	46.0			$ 2.8				43.2
Equity issuance costs	(1.2)							(1.2)
Share based compensation (in shares)				550,263
Share-based compensation	0.7					10.4		(9.7)
Total comprehensive loss	(54.4)									(54.4)
Ending balance (in shares) at Mar. 31, 2021				273,526,900
Ending balance at Mar. 31, 2021	1,027.9			$ 13.8		(15.8)		1,979.5		(949.6)			0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	0.2							0.2
Total comprehensive loss	(59.9)									(59.9)
Ending balance (in shares) at Jun. 30, 2021				273,526,900
Ending balance at Jun. 30, 2021	$ 968.2			$ 13.8		$ (15.8)		$ 1,979.7		$ (1,009.5)			$ 0.0